ACQUISITIONS IN 2013 (Details Narrative) (USD $)							0 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013	May 15, 2013	Dec. 31, 2012	Dec. 31, 2013 Golf	Nov. 06, 2013 Gatehouse	Sep. 27, 2013 Gatehouse	Nov. 26, 2013 New Media	Feb. 13, 2014 New Media	Dec. 31, 2009 National Golf Properties	Sep. 03, 2013 Credit Suisse Line of Credit	Nov. 26, 2013 Lower Range New Media	Nov. 26, 2013 Upper Range New Media	Dec. 31, 2013 Senior Living Assets Housing	Dec. 23, 2013 Senior Living Assets	Dec. 31, 2013 Senior Living Assets - Tranche 1	Dec. 31, 2013 Senior Living Assets - Tranche 2	Dec. 23, 2013 Holiday Portfolio Housing State Units	Sep. 03, 2013 Dow Jones Local Media Group State	Dec. 30, 2013 Golf Acquisition - NPG and AGC State	Dec. 30, 2013 Golf Acquisition - Vineyard Property	Dec. 30, 2013 Golf Acquisition - NGP Courses	Dec. 30, 2013 Golf Acquisition - AGC Courses	Dec. 30, 2013 Golf Acquisition
Number of housing assets/facilities acquired													21				51
Acquisition Purchase Price													$ 302,800,000				$ 1,000,000,000	$ 86,900,000	$ 2,000,000	$ 500,000
Number of facilities managed by affiliated company													18
Management fees paid, as a percentage of effective gross income															5% of effective gross income	6% of the property’s gross income for the first two years and 7% thereafter
Number of states entity operates in																	24	7	8
Number of units																	5,842
Lease term																	17 years
First year rent percentage of purchase price																	6.50%
Years two through four rent increase from preceding year																	4.50%
Years five onwards rent increase from preceding year																	3.75%
Master Tenant security deposit																	43,400,000
Security deposit guarantor minimum net worth																	150,000,000
Security deposit guarantor minimum fixed charge coverage ratio																	110.00%
Security deposit guarantor maximum leverage ratio																	1000.00%
Debt Face Amount	3,030,490,000		2,786,059,000						110,000,000														68,000,000
Equity investment made in acquisition																		53,900,000
Earn-Out Liability														1,500,000
Undiscounted Earn-Out Liability														4,600,000
Transaction costs incurred and capitalized																		4,300,000
Debt financing utilized in acquisition																		33,000,000
Drawings from line of credit										33,000,000
Ownership percentage in affiliate's debt						52.20%
Gatehouse Debt						1,200,000
Percentage of par offered to GateHouse creditors for conversion of debt					40.00%
Carrying value of creditor debt positions converted					441,500,000
Subsidiary ownership percentage							84.60%												100.00%	100.00%
Credit facility					165,000,000
Percentage of stock issued							15.40%
Warrants issued in exchange for common stock of affiliate							1,362,479
Warrant strike price							46.35
Share price	$ 5.74	$ 12.33						$ 12.67
Historical attrition rate											5.00%	7.50%
Growth rate							0.00%
Discount rate - advertiser relationships											14.50%	17.00%
Discountrate - subscriber and customer relationships											14.50%	15.50%
Royalty rates											1.30%	2.00%
Discount rates											14.00%	25.00%
Number of golf courses owned and operated																					27	54
Number of golf courses managed for third parties																						11
Debt fair value																							29,400,000
Cash contributed in restructuring				46,900,000
Debt facility										43,000,000													109,000,000
Amount committed to invest																							$ 54,500,000